INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Deferred Tax Asset [Line Items]
Effective tax rate	15.00%	1251.00%	1.30%	(86.00%)
Deferred tax asset	$ 752		$ 752		$ 760
Bermuda
Deferred Tax Asset [Line Items]
Deferred tax asset	$ 357		$ 357		$ 399